INCOME TAX (EXPENSE) CREDIT	12 Months Ended
Dec. 31, 2018
INCOME TAX (EXPENSE) CREDIT
INCOME TAX (EXPENSE) CREDIT

11.    INCOME TAX (EXPENSE) CREDIT

	Year ended December 31,
	2016	2017	2018
	Thousand USD	Thousand USD	Thousand USD
Current tax	(10,976)	(4,906)	(15,299)
Deferred tax	9,699	11,436	8,014
	(1,277)	6,530	(7,285)

Income tax of Bulgaria, Czech, Hong Kong, and Canada is calculated at 10%,  19%,  16.5%, and 25%, respectively, of the estimated assessable profit of respective Group’s subsidiaries for the three years ended December 31, 2018. Income tax rate in Japan is 30%,  27.8% and 27.8% for the three years ended December 31, 2018, respectively. Taxation arising in other jurisdictions is calculated at the rates prevailing in the relevant jurisdictions.

Income tax of Bulgaria, Germany, Hong Kong, and Canada is calculated at 10%,  15%,  16.5%, and 26.5%, respectively, of the estimated assessable profit of respective Group’s subsidiaries for the three years ended December 31, 2017. Income tax rate in Japan is 33% , 30% and 27.8% for the three years ended December 31, 2017, respectively. Income tax rate in Greece is 26%,  29%, and 29% for the three years ended December 31, 2017, respectively. Taxation arising in other jurisdictions is calculated at the rates prevailing in the relevant jurisdictions.

Income tax of Bulgaria, Germany, Hong Kong, and Canada is calculated at 10%,  15%,  16.5%, and 26.5%, respectively, of the estimated assessable profit of respective Group’s subsidiaries for the three years ended December 31, 2016. Income tax rate in Japan is 38%,  33% and 30% for the three years ended December 31, 2016, respectively. Income tax rate in Greece is 26%,  26%, and 29% for the three years ended December 31, 2016, respectively. Taxation arising in other jurisdictions is calculated at the rates prevailing in the relevant jurisdictions.

The taxation for the year can be reconciled to the profit (loss) before taxation per the consolidated statement of profit or loss and other comprehensive income as follows:

	Year ended December 31,
	2016	2017	2018
	Thousand USD	Thousand USD	Thousand USD
(Loss) profit before taxation	4,559	(39,580)	(14,835)
Tax at the domestic income tax rate (2016: 29%, 2017: 27.8%, 2018: 27.8%)	1,322	(11,003)	(4,124)
Tax effect of income not taxable for tax purpose	(1,802)	—	(158)
Tax effect of expenses not deductible	716	1,898	3,116
Overprovision in prior years	—	(715)	—
Tax effect of tax losses not recognized	5,321	3,007	10,318
Recognition of deferred tax assets previously not recognized	(3,646)	—	—
Utilization of tax losses previously not recognized	(2,463)	(601)	(1,530)
Effect of different tax rates of subsidiaries operating in other jurisdictions	1,829	884	(337)
Income tax expense (benefit)	1,277	(6,530)	7,285
Effective income tax rate	28%	16%	(49)%

The domestic income tax rate represents statutory rate in the jurisdictions where the operation of the Group was most significant during the year presented; which is the income tax rate in Greece for the years ended December 31, 2016. Since the group disposed all the solar park assets in Greece in 2017, the most significant operation of the Group of 2017 and 2018 was Japan. As a result, the domestic income tax rate was 27.8% for the year ended December 31, 2017 and 2018.